Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Detail) - CNY (¥)		Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Line Items]
Equity securities without readily determinable fair value		¥ 192,731,785	¥ 57,512,000
Technology and software [member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value		59,102,000	47,512,000
Other [Member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value		10,000,000	¥ 10,000,000
Content producers [Member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	[1],[2]	¥ 123,629,785

[1]	In addition to the talent agencies mentioned in Note (1), in 2019, the Group formed twelves new companies with third parties with an aggregate cash contribution of RMB73,600,000 and represents equity interest from 5% to 20%, none of which was individually material.
[2]	Investments in talent agencies previously accounted for under equity method with carrying amount of RMB50,029,785 were reclassified as equity securities without readily determinable fair values in 2019, mainly including investments in Gaoqu and Tukai (Note 8 (7) and (8)), as the Group lost significant influence over the investees. An upward adjustment of RMB1,796,000 as result of observable price change for the identical or similar investment of the same investees was recognized in other income (expense), net.